Schedule of Stock Options Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Weighted Average Exercise Price, beginning balance	$ 0.06	$ 0.06
Number of Shares Exercisable		1,756,816
Weighted average remaining contractual term		7 years 5 months 15 days